Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Reportable Segment Information

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2017
Revenues from:
External Customers	$9,095.1	$4,328.9	$178.4	$1,771.4	$51.1		$—		$15,424.9
Other Operating Segments	96.9	90.4	588.3	103.7	69.7		(949.0)		—
Total Revenues	$9,192.0	$4,419.3	$766.7	$1,875.1	$120.8		$(949.0)		$15,424.9

Asset Impairments and Other Related Charges	$33.6	$—	$—	$53.5	$—		$—		$87.1
Depreciation and Amortization	1,142.5	667.5	102.2	24.2	0.3		60.5	(b)	1,997.2
Interest and Investment Income	6.8	7.7	1.2	10.3	23.3		(33.3)		16.0
Carrying Costs Income	15.2	3.6	(0.2)	—	—		—		18.6
Interest Expense	540.0	244.1	72.8	18.5	63.9		(44.3)	(b)	895.0
Income Tax Expense (Credit)	425.6	127.2	189.8	189.7	37.4		—		969.7

Income (Loss) from Continuing Operations	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	—		—		—
Net Income (Loss)	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9

Gross Property Additions	$2,343.2	$1,558.4	$1,542.8	$328.5	$15.6		$(90.4)		$5,698.1

Total Property, Plant and Equipment	$43,294.4	$16,371.2	$7,110.2	$644.6	$374.5		$(366.4)	(b)	$67,428.5
Accumulated Depreciation and Amortization	13,153.4	3,768.3	176.6	75.0	180.6		(186.9)	(b)	17,167.0
Total Property, Plant and Equipment – Net	$30,141.0	$12,602.9	$6,933.6	$569.6	$193.9		$(179.5)	(b)	$50,261.5

Total Assets	$37,579.7	$16,060.7	$8,141.8	$2,009.8	$3,959.1	(c)	$(3,022.0)	(b) (d)	$64,729.1

Investments in Equity Method Investees	$37.1	$1.5	$742.9	$16.6	$14.2		$—		$812.3

Long-term Debt Due Within One Year:
Non-Affiliated	$1,038.1	$663.1	$50.0	$—	$2.5		$—		$1,753.7

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Non-Affiliated	10,801.4	4,705.4	2,631.3	(0.3)	1,281.8		—		19,419.6

Total Long-term Debt	$11,889.5	$5,368.5	$2,681.3	$31.9	$1,284.3		$(82.2)		$21,173.3

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2016
Revenues from:
External Customers	$9,012.4	$4,328.3	$145.9	$2,858.7	$34.8		$—		$16,380.1
Other Operating Segments	79.5	94.1	366.9	127.3	70.3		(738.1)		—
Total Revenues	$9,091.9	$4,422.4	$512.8	$2,986.0	$105.1		$(738.1)		$16,380.1

Asset Impairments and Other Related Charges	$10.5	$—	$—	$2,257.3	$—		$—		$2,267.8
Depreciation and Amortization	1,073.8	649.9	67.1	154.6	0.2		16.7	(b)	1,962.3
Interest and Investment Income	4.8	14.8	0.4	1.4	11.8		(16.9)		16.3
Carrying Costs Income	10.5	20.0	(0.3)	—	—		(14.0)		16.2
Interest Expense	522.1	256.9	50.3	35.8	40.5		(28.4)	(b)	877.2
Income Tax Expense (Credit)	397.3	205.1	134.1	(666.5)	(143.7)		—		(73.7)

Income (Loss) from Continuing Operations	$984.0	$482.1	$269.3	$(1,198.0)	$83.1		$—		$620.5
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	(2.5)		—		(2.5)
Net Income (Loss)	$984.0	$482.1	$269.3	$(1,198.0)	$80.6		$—		$618.0

Gross Property Additions	$2,237.0	$1,058.3	$1,265.8	$336.2	$9.8		$(18.1)		$4,889.0

Total Property, Plant and Equipment	$41,552.6	$14,762.2	$5,354.0	$364.7	$356.6		$(353.5)	(b)	$62,036.6
Accumulated Depreciation and Amortization	12,596.7	3,655.0	101.4	42.2	186.0		(184.0)	(b)	16,397.3
Total Property, Plant and Equipment – Net	$28,955.9	$11,107.2	$5,252.6	$322.5	$170.6		$(169.5)	(b)	$45,639.3

Assets Held for Sale	$—	$—	$—	$1,951.2	$—		$—		$1,951.2

Total Assets	$37,428.3	$14,802.4	$6,384.8	$3,386.1	$3,883.4	(c)	$(2,417.3)	(b) (d)	$63,467.7

Investments in Equity Method Investees	$41.2	$1.2	$742.0	$0.1	$24.9		$—		$809.4

Long-term Debt Due Within One Year:
Non-Affiliated	$1,519.9	$309.4	$—	$500.1	$548.6		$—		$2,878.0

Long-term Debt:
Affiliated	20.0	—	—	32.2	—		(52.2)		—
Non-Affiliated	10,353.3	4,672.2	2,055.7	—	297.2		—		17,378.4

Total Long-term Debt	$11,893.2	$4,981.6	$2,055.7	$532.3	$845.8		$(52.2)		$20,256.4

Liabilities Held for Sale	$—	$—	$—	$235.9	$—		$—		$235.9

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)		Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0		$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0		(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0		$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.4	$43.0	$201.4	$0.8		$15.5	(b)	$2,009.7
Interest and Investment Income	4.6	6.4	0.2	2.8	9.2		(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—		0.1		23.5
Interest Expense	517.4	276.2	37.2	40.0	30.3		(27.2)	(b)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)		—		919.6

Income (Loss) from Continuing Operations	$900.2	$352.4	$192.7	$366.0	$(42.7)		$—		$1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7		—		283.7
Net Income	$900.2	$352.4	$192.7	$366.0	$241.0		$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.4	$1,121.3	$134.3	$4.8		$(17.8)		$4,513.3

Total Assets	$35,792.3	$14,795.0	$5,012.1	$5,414.5	$3,628.5	(c)	$(2,959.3)	(b) (d)	$61,683.1

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)	Includes eliminations due to an intercompany capital lease.

(c)	Includes the elimination of AEP Parent’s investments in wholly-owned subsidiary companies.

(d)	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable.

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2017	(in millions)
Revenues from:
External Customers	$141.9	$—		$—		$141.9
Sales to AEP Affiliates	580.5	—		—		580.5
Other Revenues	0.8	—		—		0.8
Total Revenues	$723.2	$—		$—		$723.2

Depreciation and Amortization	$97.1	$—		$—		$97.1
Interest Income	0.7	82.9		(82.4)	(a)	1.2
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	68.0	82.4		(82.4)	(a)	68.0
Income Tax Expense (Credit)	147.0	0.2		—		147.2

Net Income	$285.8	$0.3	(b)	$—		$286.1

Gross Property Additions	$1,522.5	$—		$—		$1,522.5

Total Transmission Property	$6,780.2	$—		$—		$6,780.2
Accumulated Depreciation and Amortization	170.4	—		—		170.4
Total Transmission Property - Net	$6,609.8	$—		$—		$6,609.8

Notes Receivable - Affiliated	$—	$2,550.4		$(2,550.4)	(c)	$—

Total Assets	$7,072.9	$2,590.1	(d)	$(2,594.9)	(e)	$7,068.1

Total Long-Term Debt	$2,575.0	$2,550.4		$(2,575.0)	(c)	$2,550.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2016	(in millions)
Revenues from:
External Customers	$110.4	$—		$—		$110.4
Sales to AEP Affiliates	367.5	—		—		367.5
Other Revenues	0.1	—		—		0.1
Total Revenues	$478.0	$—		$—		$478.0

Depreciation and Amortization	$65.9	$—		$—		$65.9
Interest Income	0.1	57.8		(57.5)	(a)	0.4
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	45.6	57.9		(57.5)	(a)	46.0
Income Tax Expense (Credit)	94.4	(0.3)		—		94.1

Net Income (Loss)	$193.3	$(0.6)	(b)	$—		$192.7

Gross Property Additions	$1,166.0	$—		$—		$1,166.0

Total Transmission Property	$5,054.2	$—		$—		$5,054.2
Accumulated Depreciation and Amortization	99.6	—		—		99.6
Total Transmission Property - Net	$4,954.6	$—		$—		$4,954.6

Notes Receivable - Affiliated	$—	$1,950.0		$(1,950.0)	(c)	$—

Total Assets	$5,337.5	$1,987.7	(d)	$(1,975.4)	(e)	$5,349.8

Total Long-Term Debt	$1,932.0	$1,950.0		$(1,950.0)	(c)	$1,932.0

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2015	(in millions)
Revenues from:
External Customers	$84.3	$—		$—		$84.3
Sales to AEP Affiliates	225.6	—		—		225.6
Other	0.3	—		—		0.3
Total Revenues	$310.2	$—		$—		$310.2

Depreciation and Amortization	$42.4	$—		$—		$42.4
Interest Income	0.1	49.6		(49.6)	(a)	0.1
Allowance for Equity Funds Used During Construction	53.0	—		—		53.0
Interest Expense	34.4	49.8		(49.6)	(a)	34.6
Income Tax Expense (Credit)	60.1	(0.1)		—		60.0

Net Income (Loss)	$133.2	$(0.3)	(b)	$—		$132.9

Gross Property Additions	$1,008.9	$—		$—		$1,008.9

Total Assets	$4,143.6	$1,588.4	(d)	$(1,575.5)	(e)	$4,156.5

(a)	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.

(b)	Includes the elimination of AEPTCo Parent’s equity earnings in State Transcos.

(c)	Elimination of intercompany debt.

(d)	Includes the elimination of AEPTCo Parent’s investments in State Transcos.

(e)	Primarily relates to the elimination of Notes Receivable from the State Transcos.